Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowance for credit losses - CNY (¥)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance, January 1		¥ 1,108,078,429	¥ 863,038,604
Change in accounting principle	[1]	23,827,169
beginning of year, adjusted		1,131,905,598
Provision for credit losses		277,586,423	362,735,159		¥ 433,753,901
Charge-offs		(1,183,388,844)	(217,999,589)	[2]
Increase in guaranteed recoverable assets		433,376,273	100,304,255
Recoveries
Ending Balance, December 31		659,479,450	1,108,078,429		863,038,604
Net loans principal, interest and financing service fee receivables		9,029,461,574	10,258,018,857
Recorded investment		9,688,941,024	11,366,097,286
First lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net loans principal, interest and financing service fee receivables		3,929,307,849	4,282,681,891
Recorded investment		4,199,477,434	4,693,549,335
Second lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net loans principal, interest and financing service fee receivables		5,100,153,725	5,975,336,966
Recorded investment		5,489,463,590	6,672,547,951
Allowance for loans which are collectively assessed [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance, January 1		437,797,117	705,881,227
Change in accounting principle	[1]	23,827,169
beginning of year, adjusted		461,624,286
Provision for credit losses		(156,671,104)	(193,390,841)
Charge-offs		(47,950,661)	(174,997,524)	[2]
Increase in guaranteed recoverable assets		286,145,381	100,304,255
Recoveries
Ending Balance, December 31		543,147,902	437,797,117		705,881,227
Net loans principal, interest and financing service fee receivables		8,017,236,174	9,379,408,613
Recorded investment		8,560,384,076	9,817,205,730
Allowance for loans which are collectively assessed [Member] | First lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance, January 1		180,847,951	335,927,729
Change in accounting principle	[1]	4,910,017
beginning of year, adjusted		185,757,968
Provision for credit losses		(58,152,840)	(108,565,060)
Charge-offs		(21,325,086)	(89,021,115)	[2]
Increase in guaranteed recoverable assets		119,403,685	42,506,397
Recoveries
Ending Balance, December 31		225,683,727	180,847,951		335,927,729
Net loans principal, interest and financing service fee receivables		3,401,656,667	3,839,504,668
Recorded investment		3,627,340,394	4,020,352,619
Allowance for loans which are collectively assessed [Member] | Second lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance, January 1		256,949,166	369,953,498
Change in accounting principle	[1]	18,917,152
beginning of year, adjusted		275,866,318
Provision for credit losses		(98,518,264)	(84,825,781)
Charge-offs		(26,625,575)	(85,976,409)	[2]
Increase in guaranteed recoverable assets		166,741,696	57,797,858
Recoveries
Ending Balance, December 31		317,464,175	256,949,166		369,953,498
Net loans principal, interest and financing service fee receivables		4,615,579,507	5,539,903,945
Recorded investment		4,933,043,682	5,796,853,111
Allowance for loans which are individually assessed [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance, January 1		670,281,312	157,157,377
Change in accounting principle	[1]
beginning of year, adjusted		670,281,312
Provision for credit losses		434,257,527	556,126,000
Charge-offs		(1,135,438,183)	(43,002,065)	[2]
Increase in guaranteed recoverable assets		147,230,892
Recoveries
Ending Balance, December 31		116,331,548	670,281,312		157,157,377
Net loans principal, interest and financing service fee receivables		1,012,225,400	878,610,244
Recorded investment		1,128,556,948	1,548,891,556
Allowance for loans which are individually assessed [Member] | First lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance, January 1		230,019,493	74,032,660
Change in accounting principle	[1]
beginning of year, adjusted		230,019,493
Provision for credit losses		185,684,445	175,002,453
Charge-offs		(437,681,450)	(19,015,620)	[2]
Increase in guaranteed recoverable assets		66,463,370
Recoveries
Ending Balance, December 31		44,485,858	230,019,493		74,032,660
Net loans principal, interest and financing service fee receivables		527,651,182	443,177,223
Recorded investment		572,137,040	673,196,716
Allowance for loans which are individually assessed [Member] | Second lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance, January 1		440,261,819	83,124,717
Change in accounting principle	[1]
beginning of year, adjusted		440,261,819
Provision for credit losses		248,573,082	381,123,547
Charge-offs		(697,756,733)	(23,986,445)	[2]
Increase in guaranteed recoverable assets		80,767,522
Recoveries
Ending Balance, December 31		71,845,690	440,261,819		¥ 83,124,717
Net loans principal, interest and financing service fee receivables		484,574,218	435,433,021
Recorded investment		¥ 556,419,908	¥ 875,694,840

[1]	Effective January 1, 2020, the Group adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.
[2]	In 2020, the Group revised its charge-off policy so that charge down loans that are 180 days past due to net realizable value (fair value of collaterals, less estimated costs to sell) unless both well-secured and in the process of collection. The change in the charge-off policies as a result of the correction of an error had no impact on the Group’s provision for credit losses and an immaterial impact on the Group’s 2018 and 2019 audited consolidated financial statements.